Construction in Progress - Summary of Construction in Progress (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 39,222	¥ 37,791
Additions	13,495	16,292
Transferred to property, plant and equipment	(11,276)	(4,042)
Transferred to right-of-use assets	(8,659)	(10,515)
Transferred to others	(375)	(304)
Ending balance	32,407	39,222
Advance payment for aircraft and flight equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	30,919	31,680
Additions	8,858	10,512
Transferred to property, plant and equipment	(4,216)	(1,071)
Transferred to right-of-use assets	(6,219)	(10,202)
Transferred to others	0	0
Ending balance	29,342	30,919
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,303	6,111
Additions	4,637	5,780
Transferred to property, plant and equipment	(7,060)	(2,971)
Transferred to right-of-use assets	(2,440)	(313)
Transferred to others	(375)	(304)
Ending balance	¥ 3,065	¥ 8,303